As filed with the Securities and Exchange Commission on October 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22428

Cushing Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULES OF INVESTMENTS (Unaudited)

	August 31, 2013

Common Stock - 11.8% (1)	Shares	Fair Value
General Partnership - 3.3% (1)
United States - 3.3% (1)
Targa Resources Corp.	553,100	$37,660,579

Large Cap Diversified - 8.5% (1)
United States - 8.5% (1)
ONEOK, Inc.	998,800	51,378,272
Williams Companies, Inc.	1,220,700	44,238,168
		95,616,440

Total Common Stock (Cost $120,037,557)		$133,277,019

Master Limited Partnerships and Related Companies - 87.8% (1)
Crude Oil/Refined Products Pipelines and Storage - 1.6% (1)
United States - 1.6% (1)
Blueknight Energy Partners, L.P.	2,144,700	$18,637,443

Crude Oil & Refined Products - 11.5% (1)
United States - 11.5% (1)
Genesis Energy, L.P.	1,089,000	53,001,630
Nustar Energy, L.P.	540,500	22,544,255
Sunoco Logistics Partners, L.P.	379,700	24,391,928
Tesoro Logistics, L.P.	546,600	29,297,760
		129,235,573
Large Cap Diversified - 28.4% (1)
United States - 28.4% (1)
Enbridge Energy Partners, L.P.	1,351,800	40,310,676
Energy Transfer Partners, L.P.	897,312	46,005,186
Enterprise Products Partners, L.P.	878,400	52,194,528
Kinder Morgan Management, LLC (3)	420,795	33,596,239
Magellan Midstream Partners, L.P.	732,615	39,751,690
ONEOK Partners, L.P.	318,600	15,799,374
Plains All American Pipeline, L.P.	1,025,600	51,854,336
Williams Partners, L.P.	818,800	40,391,404
		319,903,433
General Partnerships - 8.5% (1)
United States - 8.5% (1)
Alliance Holdings GP, L.P.	282,000	17,326,080
Energy Transfer Equity, L.P.	836,300	53,799,179
Inergy, L.P.	1,800,500	24,738,870
		95,864,129
Natural Gas Gatherers & Processors - 22.9% (1)
United States - 22.9% (1)
Access Midstream Partners, L.P.	1,156,300	52,738,843
Atlas Pipeline Partners, L.P.	737,100	28,599,480
Crosstex Energy, L.P.	1,645,700	30,807,504
MarkWest Energy Partners, L.P.	607,400	40,568,246
PVR Partners, L.P.	1,151,500	26,726,315
Regency Energy Partners, L.P.	423,800	11,455,314
Targa Resources Partners, L.P.	805,000	39,332,300
Western Gas Partners, L.P.	476,600	28,186,124
		258,414,126
Natural Gas Transportation & Storage - 4.5% (1)
United States - 4.5% (1)
Boardwalk Pipeline Partners, L.P.	572,467	17,208,358
El Paso Pipeline Partners, L.P.	395,000	16,483,350
Inergy Midstream, L.P.	726,154	16,875,819
		50,567,527

Propane - 5.4% (1)
United States - 5.4% (1)
NGL Energy Partners, L.P.	1,443,652	44,579,974
Suburban Propane Partners, L.P.	366,617	16,791,059
		61,371,033
Shipping - 0.9% (1)
Republic of the Marshall Islands - 0.9% (1)
Capital Product Partners, L.P.	1,111,111	9,844,443

Upstream - 4.1% (1)
United States - 4.1% (1)
BreitBurn Energy Partners, L.P.	1,734,500	30,648,615
Linn Energy, LLC	632,800	15,256,808
		45,905,423

Total Master Limited Partnerships and Related Companies (Cost $821,805,538)		$989,743,130

Preferred Stock - 1.4% (1)
Crude Oil/Refined Products Pipelines and Storage - 1.4% (1)
United States - 1.4% (1)
Blueknight Energy Partners, L.P.	1,763,541	$15,854,234
Total Preferred Stock (Cost $14,492,149)		$15,854,234

Short-Term Investments - Investment Companies - 3.7% (1)
United States - 3.7% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	8,471,225	$8,471,225
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	8,471,225	8,471,225
Fidelity Money Market Portfolio - Institutional Class, 0.05% (2)	8,471,225	8,471,225
First American Government Obligations Fund - Class Z, 0.02% (2)	8,471,224	8,471,224
Invesco STIC Prime Portfolio, 0.02% (2)	8,471,225	8,471,225
Total Short-Term Investments (Cost $42,356,124)		$42,356,124

Total Investments - 104.7% (1) (Cost $998,691,368)		$1,181,230,507
Liabilities in Excess of Other Assets - (4.7)% (1)		(53,483,045)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,127,747,462

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2013.
(3)	Security distributions are paid-in-kind.

The Cushing Royalty Energy Income Fund
SCHEDULES OF INVESTMENTS (Unaudited)

	August 31, 2013

Common Stock - 7.9% (1)	Shares	Fair Value
Upstream - 7.9%(1)
Canada - 7.9%(1)
Arc Resources LTD	37,712	$902,968
Crescent Point Energy Corporation	31,187	1,137,572
Enerplus Corporation	76,230	1,266,180
Total Common Stock (Cost $3,266,756)		$3,306,720

Master Limited Partnerships and Related Companies - 67.1% (1)
Coal - 1.2%(1)
United States - 1.2% (1)
Natural Resource Partners, L.P.	25,751	$504,977

Crude Oil & Refined Products - 0.8%(1)
United States - 0.8% (1)
Delek Logistics Partners, L.P.	10,800	319,680

Natural Gas Gatherers & Processors - 1.2%(1)
United States - 1.2% (1)
PVR Partners, L.P.	21,642	502,311

Other - 1.2%(1)
United States - 1.2% (1)
Calumet Specialty Products Partners, L.P.	15,986	488,692

Shipping - 1.4%(1)
Republic of the Marshall Islands - 1.4% (1)
Capital Product Partners, L.P.	65,442	579,816

Upstream - 60.1%(1)
United States - 60.1% (1)
Atlas Resource Partners, L.P.	29,296	607,892
BreitBurn Energy Partners, L.P.	158,161	2,794,705
Dorchester Minerals, L.P.	53,292	1,278,475
EV Energy Partners, L.P.	13,700	499,913
Legacy Reserves, L.P.	120,629	3,254,570
Linn Energy, LLC	89,533	2,158,641
LRR Energy, L.P.	73,389	1,104,504
Memorial Production Partners, L.P	146,552	2,966,213
MID-CON Energy Partners, L.P.	137,364	3,274,758
Pioneer Southwest Energy Partners, L.P.	19,976	817,018
QR Energy, L.P.	192,719	3,172,155
Vanguard Natural Resources, LLC	115,908	3,181,675
		25,110,519

Variable Distribution - 1.2%(1)
United States - 1.2% (1)
Northern Tier Energy, L.P.	24,298	506,127

Total Master Limited Partnerships and Related Companies (Cost $28,389,249)		$28,012,122

Royalty Trusts - 10.0% (1)
Upstream - 10.0% (1)
United States - 10.0% (1)
Hugoton Royalty Trust	166,541	$1,332,328
Pacific Coast Oil Trust	99,669	1,810,986
Sabine Royalty Trust	19,173	1,023,455
Total Royalty Trusts (Cost $4,215,262)		$4,166,769

Short-Term Investments - Investment Companies - 11.9% (1)
United States - 11.9% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	992,016	$992,016
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	992,016	992,016
Fidelity Money Market Portfolio - Institutional Class, 0.05% (2)	992,016	992,016
First American Government Obligations Fund - Class Z, 0.02% (2)	992,015	992,015
Invesco STIC Prime Portfolio, 0.02% (2)	992,015	992,015
Total Short-Term Investments (Cost $4,960,078)		$4,960,078

Total Investments - 96.9% (1) (Cost $40,831,345)	$40,445,689
Other Assets in Excess of Liabilities - 3.1% (1)	1,315,265
Net Assets Applicable to Common Stockholders - 100.0% (1)	$41,760,954

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2013.

The Cushing® Renaissance Advantage Fund
SCHEDULES OF INVESTMENTS (Unaudited)

	August 31, 2013

Common Stock - 73.6% (1)	Shares	Fair Value
Chemicals - 9.0%(1)
United States - 7.3%(1)
Axiall Corp	1,800	$72,054
CF Industrial Holdings, Inc.	850	161,789
Eastman Chemical Co.	2,000	152,000
Westlake Chemical Corp.	2,000	202,360
Netherlands - 1.7%(1)
LyondellBasell Industries NV	1,892	132,724
		720,927
Commercial Services & Supplies - 2.2%(1)
United States - 2.2%(1)
Mine Safety Appliances Co.	1,800	86,634
Tetra Technologies Inc.(2)	7,500	88,125
		174,759
Engineering & Construction - 7.0% (1)
Switzerland - 2.2% (1)
Foster Wheeler AG(2)	7,750	179,645
United States - 4.8% (1)
Chart Industries Inc.(2)	800	91,344
KBR, Inc.	3,000	89,580
Quanta SVCS Inc.(2)	7,600	198,664
		559,233
Exploration & Production - 3.7%(1)
United States - 3.7%(1)
Occidental Petroleum Corporation	1,200	105,852
Range Resources Corporation	1,600	119,968
Rosetta Resources, Inc.(2)	1,461	67,980
		293,800
Industrials - 8.7%(1)
United States - 8.7%(1)
Flowserve Corporation	2,600	145,054
Lincoln Electric Holdings, Inc.	3,300	206,349
MRC Global, Inc.(2)	4,000	105,000
Trinity Industrials, Inc.	1,700	71,774
United Rentals, Inc.(2)	3,000	164,310
		692,487
Machinery - 3.2%(1)
United States- 3.2%(1)
ITT Corporation	2,900	95,265
Wabash National Corporation(2)	8,000	83,360
Wabtec Corporation	1,400	81,928
		260,553
Manufacturing - 2.2% (1)
United States - 2.2% (1)
Dresser-Rand Group Inc.(2)	1,700	103,598
Greenbrier Cos Inc.(2)	3,300	74,481
		178,079
Oil and Gas Services - 12.9%(1)
Bermuda - 0.1%(1)
Seadrill, LTD	100	4,626
Marshall Islands - 1.0%(1)
Ardmore Shipping Corporation(2)	2,011	27,470
Scorpio Tankers Inc.	6,000	56,580
Netherlands - 1.4%(1)
Franks International N V(2)	4,000	110,840
United States - 10.4%(1)
Cabot Oil & Gas Corporation	1,800	70,434
Cameron International Corporation(2)	3,000	170,370
Dril-Quip, Inc.(2)	900	91,809
Halliburton Co.	2,000	96,000
Hornbeck Offshore SVCS Inc.(2)	2,100	114,408
Noble Energy, Inc.	2,000	122,860
Oasis Pete, Inc.(2)	1,594	62,485
Pioneer Natural Resource Co.	600	104,982
		1,032,864
Refining - 10.1%(1)
United States - 10.1%(1)
HollyFrontier Corporation	500	22,240
Marathon Petroleum Corporation	3,300	239,283
Phillips 66	3,600	205,560
Tesoro Corporation	3,500	161,315
Western Refining Inc.	6,000	175,980
		804,378

Transportation - 10.4%(1)
Canada - 1.1% (1)
Canadian Pac, LTD	750	88,522
United States - 9.3%(1)
Genesee & Wyoming Inc.(2)	2,400	207,792
Kansas City Southern	800	84,336
Kirby Corp.(2)	2,600	209,118
Quality Distribution Inc.(2)	8,000	73,360
SAIA Inc.(2)	3,000	90,030
Swift Transportation Co.(2)	4,300	77,228
		830,386
Utilities - 4.2%(1)
United States - 4.2%(1)
CMS Energy Corporation	3,200	84,896
Duke Energy Corporation	1,200	78,720
Great Plains Energy, Inc	4,000	87,680
Pinnacle West Cap Corporation	1,600	86,832
		338,128

Total Common Stock (Cost $5,958,543)		$5,885,594

Master Limited Partnerships and Related Companies - 13.1% (1)
Chemicals - 0.9%(1)
United States - 0.9%(1)
Petrologistics, L.P.	6,000	$72,060

Crude Oil & Refined Products - 3.2%(1)
Unitied States - 3.2%(1)
Phillips 66 Partners, L.P.(2)	1,700	52,309
Rose Rock Midstream, L.P.	3,000	98,010
Tesoro Logistics, L.P.	1,200	64,320
World Point Terminals, L.P.(2)	1,900	38,190
		252,829
General Partnerships - 0.2%(1)
United States - 0.2%(1)
Energy Transfer Equity, L.P.	300	19,299

Natural Gas Gatherers & Processors - 4.8%(1)
United States - 4.8%(1)
Access Midstream Partners, L.P.	1,000	45,610
DCP Midstream Partners, L.P.	2,500	119,825
PVR Partners, L.P.	7,000	162,470
Targa Resources Partners, L.P.	1,100	53,746
		381,651
Large Cap Divisified - 0.7%(1)
United States - 0.7%(1)
Williams Partners, L.P.	1,200	59,196

Other - 0.5%(1)
Marshall Islands - 0.5%(1)
Seadrill Partners, LLC	1,200	37,164

Shipping - 2.8%(1)
Marshall Islands - 2.4% (1)
Capital Product Partners, L.P.	16,500	146,190
Knot Offshore Partners, L.P.(2)	630	15,152
Teekay Offshore Partners, L.P.	1,000	31,770
United States - 0.4%(1)
Cheniere Energy Partners, L.P.	1,200	31,704
		224,816

Total Master Limited Partnerships and Related Companies (Cost $1,004,934)		$1,047,015

Short-Term Investments - Investment Companies - 28.7% (1)
United States - 28.7% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (3)	458,739	$458,739
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	458,739	458,739
Fidelity Money Market Protfolio - Institutional Class, 0.05% (3)	458,739	458,739
First American Treasury Obligations Fund - Class Z, 0.00% (3)	458,740	458,740
First American Prime Obligations Fund - Class Z, 0.00% (3)	458,740	458,740

Total Short-Term Investments (Cost $2,293,697)		$2,293,697

Total Investments - 115.4% (1) (Cost $9,257,174)		$9,226,306
Other Assets in Excess of Liabilities - (15.4)% (1)		(1,229,865)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$7,996,441

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	No distribution or dividend was made during the period ended August 31, 2013.
As such, it is classified as a non-income producing security as of August 31, 2013.
(3)	Rate reported is the current yield as of August 31, 2013.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2013 for The Cushing MLP Premier Fund was as follows*:

Cost of investments	$993,531,181
Gross unrealized appreciation	195,928,318
Gross unrealized depreciation	(8,228,992)
Net unrealized appreciation	$187,699,326

The cost basis of investments for federal income tax purposes at August 31, 2013 for The Cushing Royalty Energy Income Fund was as follows*:

Cost of investments	$40,830,547
Gross unrealized appreciation	948,586
Gross unrealized depreciation	(1,333,444)
Net unrealized depreciation	$(384,858)

The cost basis of investments for federal income tax purposes at August 31, 2013 for The Cushing Renaissance Advantage Fund was as follows*:

Cost of investments	$9,257,174
Gross unrealized appreciation	74,343
Gross unrealized depreciation	(105,211)
Net unrealized depreciation	$(30,868)

*The above tables only reflects tax adjustments through November 30, 2012.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual reports.

Fair Value Measurements

Various inputs that are used in determining the fair value of each Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three levels listed below.

The Cushing MLP Premier Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock (a)	$133,277,019	$133,277,019	$-	$-
Master Limited Partnerships and Related Companies (a)	989,743,130	989,743,130	-	-
Preferred Stock (a)	15,854,234	15,854,234	-	-
Total Equity Securities	1,138,874,383	1,138,874,383	-	-
Other
Short-Term Investments	42,356,124	42,356,124	-	-
Total Other	42,356,124	42,356,124	-	-
Total	$1,181,230,507	$1,181,230,507	$-	$-

The Cushing Royalty Energy Income Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock (a)	$3,306,720	$3,306,720	$-	$-
Master Limited Partnerships and Related Companies (a)	28,012,122	28,012,122	-	-
Royalty Trusts (a)	4,166,769	4,166,769	-	-
Total Equity Securities	35,485,611	35,485,611	-	-
Other
Short-Term Investments	4,960,078	4,960,078	-	-
Total Other	4,960,078	4,960,078	-	-
Total	$40,445,689	$40,445,689	$-	$-

The Cushing Renaissance Advantage Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock (a)	$5,885,594	$5,885,594	$-	$-
Master Limited Partnerships and Related Companies (a)	1,047,015	1,047,015	-	-
Total Equity Securities	6,932,609	6,932,609	-	-
Other
Short-Term Investments	2,293,697	2,293,697	-	-
Total Other	2,293,697	2,293,697	-	-
Total	$9,226,306	$9,226,306	$-	$-

There were no transfers between any levels in any of the Funds during the period ended August 31, 2013.

Derivative Financial Instruments

The Funds did not hold any derivative financial instruments during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Funds Trust

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date          October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date          October 28, 2013

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date          October 28, 2013